Employee Benefits - Additional Information (Detail) - TRY (₺)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of employee benefits expense [abstract]
Provision for annual leave	₺ 48,217,000	₺ 43,798,000
Defined contribution retirement plan	8,107,000	7,722,000	₺ 8,364,000
Expense from share-based payments	₺ 29,413,000	₺ 0